Description of business (Details Narrative) - shares	6 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Business Acquisition [Line Items]
Formation date	Aug. 07, 2007
General partner, Name	Navios GP L.L.C.
Date of Initial Public Offering	Nov. 16, 2007
Common units outstanding	25,759,634	11,345,187
General partner units outstanding	531,995	237,822
Olympos Maritime Ltd [Member]
Business Acquisition [Line Items]
General partner interest	2.00%
Navios Holdings [Member]
Business Acquisition [Line Items]
Common units outstanding	2,562,893
Ownership percentage of Navios Holdings	9.90%